SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL.
SHARE CAPITAL

24. SHARE CAPITAL

Authorized

Common Shares

The company is authorized to issue an unlimited number of common shares without nominal or par value.

Preferred Shares

The company is authorized to issue an unlimited number of senior and junior preferred shares in series, without nominal or par value.

Normal Course Issuer Bid

On May 1, 2018, the company announced its intent to continue its normal course issuer bid program (the 2018 NCIB) to repurchase common shares through the facilities of the Toronto Stock Exchange (the TSX), New York Stock Exchange (the NYSE) and/or alternative trading platforms. Pursuant to the 2018 NCIB, the company was permitted to purchase for cancellation up to 52,285,330 of its common shares between May 4, 2018 and May 3, 2019. On November 14, 2018, Suncor announced an amendment to the 2018 NCIB, effective as of November 19, 2018, which increased the maximum number of aggregate common shares that it was permitted to repurchase for cancellation between May 4, 2018 and May 3, 2019 to 81,695,830.

On May 1, 2019, the company announced its intention to renew its existing normal course issuer bid program (the 2019 NCIB) to continue to repurchase shares under its previously announced buyback program through the facilities of the TSX, NYSE and/or alternative trading platforms. Pursuant to the 2019 NCIB, the company is permitted to purchase for cancellation up to 50,252,231 of its common shares between May 6, 2019 and May 5, 2020. On December 23, 2019, Suncor announced an amendment to the 2019 NCIB, effective as of December 30, 2019, which allows the company to increase the maximum number of aggregate common shares that may be repurchased between May 6, 2019 and May 5, 2020 to 78,549,178. Subsequent to the year end, the Board of Directors approved a further share repurchase program of up to $2.0 billion beginning on March 1, 2020.

The following table summarizes the share repurchase activities during the period:

($ millions except as noted)	2019	2018

Share repurchase activities (thousands of common shares)

Shares repurchased	55 298	64 426

Amounts charged to

Share capital	905	1 040

Retained earnings	1 369	2 013

Share repurchase cost	2 274	3 053

Average repurchase cost per share (dollars)	41.12	47.38

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

($ millions)	December 31 2019	December 31 2018

Amounts charged to

Share capital	65	111

Retained earnings	103	152

Liability for share purchase commitment	168	263